Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues：
Total revenues	$ 4,716,845	$ 3,729,845
Cost of revenues	(3,875,916)	(3,118,057)
Gross profit	840,929	611,788
Operating expenses:
Selling and marketing	423,228	368,409
General and administrative	1,464,679	1,479,561
Provision for expected credit losses	135,456	342,542
Total operating expenses	2,023,363	2,190,512
Loss from operations	(1,182,434)	(1,578,724)
Other (expenses) income:
Interest expense	(205,482)	(213,102)
Other income, net	194,583	347,670
Total other (expenses) income, net	(10,899)	134,568
Loss before provision for income taxes	(1,193,333)	(1,444,156)
Income tax (benefit) expense	(67,418)	18,892
Net loss	(1,125,915)	(1,463,048)
Less: net loss attributable to non-controlling interests	(877)	(1,350)
Net loss attributable to ordinary shareholders	(1,125,038)	(1,461,698)
Comprehensive loss
Net loss	(1,125,915)	(1,463,048)
Foreign currency translation (loss) gain	(33,981)	102,560
Total comprehensive loss	(1,159,896)	(1,360,488)
Comprehensive loss attributable to non-controlling interests	(342)	(2,543)
Comprehensive loss attributable to ordinary shareholders	$ (1,159,554)	$ (1,357,945)
Loss per ordinary share
Basic (in Dollars per share)	$ (0.06)	$ (0.09)
Diluted (in Dollars per share)	$ (0.06)	$ (0.09)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	17,628,239	17,000,000
Diluted (in Shares)	17,628,239	17,000,000
Project revenues
Revenues：
Total revenues	$ 4,451,937	$ 3,488,031
Retail revenues
Revenues：
Total revenues	$ 264,908	$ 241,814